UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS LifeCompass 2040 Fund
	Shares	Value ($)
Equity - Equity Funds 79.5%
DWS Capital Growth Fund "Institutional" (a)	58,553	3,516,099
DWS Core Equity Fund "Institutional" (a)	208,602	3,806,996
DWS Diversified International Equity Fund "Institutional" (a)	350,058	2,415,400
DWS Dreman Mid Cap Value Fund "Institutional" (a)	32,076	381,382
DWS Dreman Small Cap Value Fund "Institutional" (a)	32,981	1,211,713
DWS EAFE Equity Index Fund "Institutional" (a)	229,537	2,814,122
DWS Emerging Markets Equity Fund "Institutional" (a)	115,193	1,840,786
DWS Equity 500 Index Fund "Institutional" (a)	48,541	7,833,480
DWS Equity Dividend Fund "Institutional" (a)	82,703	2,885,523
DWS Global Small Cap Growth Fund "Institutional" (a)	10,639	416,631
DWS Global Thematic Fund "Institutional" (a)	31,251	702,843
DWS International Fund "Institutional" (a)	22,088	935,222
DWS Large Cap Value Fund "Institutional" (a)	52,036	953,817
DWS RREEF Real Estate Securities Fund "Institutional" (a)	18,120	384,871
DWS Small Cap Core Fund "S"* (a)	24,619	471,456
DWS Small Cap Growth Fund "Institutional"* (a)	38,008	929,687
DWS Technology Fund "Institutional"* (a)	57,767	891,915
DWS World Dividend Fund "Institutional" (a)	15,972	384,121

Total Equity - Equity Funds (Cost $28,397,916)		32,776,064
Equity - Exchange-Traded Funds 9.1%
iShares MSCI Australia Index Fund	16,785	419,121
iShares MSCI Canada Index Fund	14,415	405,206
iShares MSCI Italy Index Fund	34,337	437,797
iShares MSCI Japan Index Fund	38,649	360,595
iShares MSCI United Kingdom Index Fund	64,786	1,145,417
iShares S&P U.S. Preferred Stock Index Fund	4,620	184,430
SPDR Barclays Capital Convertible Securities Fund	10,000	398,400
Vanguard FTSE All World ex-U.S. Small-Cap Fund	4,671	413,197

Total Equity - Exchange-Traded Funds (Cost $3,378,761)		3,764,163
Fixed Income - Bond Funds 9.3%
DWS Core Fixed Income Fund "Institutional" (a)	104,219	1,055,741
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	122,147	410,414
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	18,072	204,211
DWS Enhanced Global Bond Fund "S" (a)	83,984	879,310
DWS High Income Fund "Institutional" (a)	41,618	204,342
DWS U.S. Bond Index Fund "Institutional" (a)	95,284	1,059,561

Total Fixed Income - Bond Funds (Cost $3,771,794)		3,813,579
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $401,618)	42,071	407,667
Fixed Income - Money Market Fund 2.1%
Central Cash Management Fund, 0.17% (a) (b) (Cost $877,214)	877,214	877,214

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $36,827,303) †	101.0	41,638,687
Other Assets and Liabilities, Net	(1.0)	(410,011)

Net Assets	100.0	41,228,676

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $37,141,671.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $4,497,016.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,868,258 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $371,242.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2012 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2012
DWS Capital Growth Fund	3,571,780	—	45,000	1,414	—	—	3,516,099
DWS Core Equity Fund	3,649,106	41,935	—	—	11,935	—	3,806,996
DWS Diversified International Equity Fund	2,318,451	—	40,000	(1,033)	—	—	2,415,400
DWS Dreman Mid Cap Value Fund	374,185	—	5,000	67	—	—	381,382
DWS Dreman Small Cap Value Fund	1,200,907	—	20,000	(737)	—	—	1,211,713
DWS EAFE Equity Index Fund	2,170,081	485,000	—	—	—	—	2,814,122
DWS Emerging Markets Equity Fund	1,628,991	140,000	15,000	(2,885)	—	—	1,840,786
DWS Equity 500 Index Fund	7,614,920	164,135	—	—	34,135	—	7,833,480
DWS Equity Dividend Fund	3,009,328	20,071	110,000	1,018	20,071	—	2,885,523
DWS Global Small Cap Growth Fund	378,252	20,000	—	—	—	—	416,631
DWS Global Thematic Fund	694,120	—	15,000	(1,385)	—	—	702,843
DWS International Fund	894,048	—	5,000	(425)	—	—	935,222
DWS Large Cap Value Fund	943,049	5,202	—	—	5,202	—	953,817
DWS RREEF Real Estate Securities Fund	401,416	1,702	5,000	55	1,702	—	384,871
DWS Small Cap Core Fund	408,418	55,000	—	—	—	—	471,456
DWS Small Cap Growth Fund	933,108	—	—	—	—	—	929,687
DWS Technology Fund	954,909	—	10,000	1,899	—	—	891,915
DWS World Dividend Fund	375,996	2,258	—	—	2,258	—	384,121
DWS Core Fixed Income Fund	485,552	565,593	—	—	5,593	—	1,055,741
DWS Enhanced Commodity Strategy Fund	388,026	41,150	5,000	(1,220)	6,150	—	410,414
DWS Enhanced Emerging Markets Fixed Income Fund	195,798	6,826	5,000	87	1,826	—	204,211
DWS Enhanced Global Bond Fund	572,022	384,683	95,000	331	4,683	—	879,310
DWS High Income Fund	390,864	4,894	195,000	4,898	4,894	—	204,342
DWS U.S. Bond Index Fund	825,998	250,791	15,000	(13)	5,791	—	1,059,561
DWS Disciplined Market Neutral Fund	578,434	—	175,000	576	—	—	407,667
Central Cash Management Fund	798,059	2,367,215	2,288,060	—	—	—	877,214
	35,755,818	4,556,455	3,048,060	2,647	104,240	—	37,874,524

(b) The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$32,776,064	$—	$—	$32,776,064
Exchange-Traded Funds	3,764,163	—	—	3,764,163
Bond Funds	3,813,579	—	—	3,813,579
Market Neutral Fund	407,667			407,667
Money Market Funds	877,214	—	—	877,214
Total	$41,638,687	$—	$—	$41,638,687

There have been no transfers between fair value measurements levels during the period ended November 30, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013